CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS
CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS

3.CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Subsequent to the issuance of the Consolidated Financial Statements as of, and for the years ended, December 31, 2022 and 2021 on March 31, 2023, the Company discovered misclassifications and oversights which impacted the presentation of financial statements in prior periods. In particular, the Company identified certain distributor fees from consumer packaged goods sales included in cost of goods sold which should have been direct reductions to revenues, certain intercompany sales transacted through third-party distributors that were presented as third-party sales, correction of purchase price allocations and impairment of goodwill for certain acquisitions recognized in the first quarter of fiscal year 2023 that have been recognized in fiscal year 2022.

The Company has reviewed applicable accounting guidance and deemed these misclassifications and oversights as errors to previously issued financial statements under ASC 250 “Accounting Changes and Error Corrections”. As a result, adjustments were made to certain financial statement line items of the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows as of, and for the years ended, December 31, 2022 and 2021. The Company performed detailed reviews and analyses of all other financial statement line items and accounting policies and noted additional corrections were required

Adjustments and reclasses as noted in the following schedules are as follows:

(1)	Reclassifications to conform with current year presentation.
(2)	Correction of certain intercompany sales transacted through third-party distributors that were previously presented as third-party sales and not eliminated.
(3)	Correction of distributor fees from consumer packaged goods sales included in cost of goods which should have been a reduction in revenues.
(4)	Corrections of purchase price allocations and impairments related to inventory valuation and correction of slotting fees that were included as COGS which should have been a reduction in revenue.
(5)	Additional corrections as a result of further analysis related to inventory valuation and correction of slotting fees that were included as cost of goods sold which should have been a reduction of revenue.
(6)	Tax adjustments related to the above.

3.CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Continue)

The following tables present the summary impacts of the adjustments on our previously reported consolidated balance sheets as of December 31, 2022 and 2021:

	As of December 31, 2022						As of December 31, 2021
	Previously Reported	Reclassifications		Adjustment		As Corrected	Previously Reported	Adjustment		As Corrected
ASSETS

Current Assets:
Cash	$11,143,502	$—		$—		$11,143,502	$51,066,831	$—		$51,066,831
Restricted Cash	3,000,000	—		—		3,000,000	3,000,000	—		3,000,000
Accounts Receivable, Net	5,652,949	—	(1)	(864,201)	(2)	4,788,748	2,893,911	(429,397)	(2)	2,464,514
Prepaid Expenses and Other Current Assets	8,347,055	(590,983)	(1)	—		7,756,072	5,562,963	—		5,562,963
Inventory	12,057,570	(450,682)		(656,817)	(2)(4)(5)	10,950,071	6,596,302	(68,731)	(2)	6,527,571
Notes Receivable	1,255,843	—		—		1,255,843	—	—		—

Total Current Assets	41,456,919	(1,041,665)		(1,521,018)		38,894,236	69,120,007	(498,128)		68,621,879

Operating Lease Right-of-Use Assets, Net	10,847,642	—		—		10,847,642	3,077,730	—		3,077,730
Finance Lease Right-of-Use Assets, net	—	285,971	(1)	—		285,971	—	—		—
Long Term Investments	4,246,192	—		—		4,246,192	7,196,359	—		7,196,359
Property, Plant and Equipment, Net	216,716,895	(285,971)	(1)	—		216,430,924	195,798,524	—		195,798,524
Intangible Assets, Net	48,651,835	—		(12,730,000)	(4)	35,921,835	5,629,833	—		5,629,833
Goodwill	21,808,566	—		15,988,735	(4)	37,797,301	4,918,823	—		4,918,823
Deferred Tax Asset, Net	1,289,882	—		222,450	(6)	1,512,332	—	—		—
Other Assets	3,650,468	1,041,665	(1)	2		4,692,135	2,339,993	—		2,339,993
TOTAL ASSETS	$348,668,399	$—		$1,960,169		$350,628,568	$288,081,269	$(498,128)		$287,583,141

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES:
Current Liabilities:
Accounts Payable and Accrued Liabilities	$22,333,788	$(66,790)	(1)	$(297,482)	(2)	$21,969,516	$10,215,004	$(277,844)	(2)	$9,937,160
Income Taxes Payable	7,549,878	—		51,196	(6)	7,601,074	5,038,983	(1,229,840)	(6)	3,809,143
Contingent Shares and Earnout Liabilities	14,656,666	—		—		14,656,666	38,428,700	—		38,428,700
Shares Payable	8,588,915	—		—		8,588,915	2,756,830	—		2,756,830
Current Portion of Operating Lease Liabilities	1,077,971	—		—		1,077,971	269,154	—		269,154
Current Portion of Finance Lease Liabilities	—	66,790	(1)	—		66,790	—	—		—
Current Portion of Notes Payable	40,237	—		—		40,237	37,986	—		37,986

Total Current Liabilities	54,247,455	—		(246,286)		54,001,169	56,746,657	(1,507,684)		55,238,973

Operating Lease Liabilities, Net of Current Portion	9,859,232	—		—		9,859,232	2,865,480	—		2,865,480
Finance Lease Liabilities, Net of Current Portion	—	214,017	(1)	—		214,017	—	—		—
Other Non-Current Liabilities	4,505,336	(214,017)	(1)	(1,490,496)	(6)	2,800,823	1,449,045	—		1,449,045
Deferred Tax Liabilities, Net	—	—		—		—	1,330,815	(55,524)	(6)	1,275,291
Notes Payable, Net of Current Portion	62,618,711	—		—		62,618,711	44,817,436	—		44,817,436

TOTAL LIABILITIES	131,230,734	—		(1,736,782)		129,493,952	107,209,433	(1,563,208)		105,646,225

MEZZANINE NON-CONTROLLING INTEREST:
GH Group, Inc. Preferred Series B Shares (no par value, 55,000 shares authorized, 49,969 and nil shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	51,774,193	—		—		51,774,193	—	—		—

GH Group, Inc. Preferred Series C Shares (no par value, 5,000 shares authorized, 4,700 and nil shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	4,759,925	—		—		4,759,925	—	—		—

SHAREHOLDERS’ EQUITY:	—	—		—
Multiple Voting Shares (No par value, unlimited shares authorized, 4,754,979 shares issued and outstanding as of December 31, 2022 and December 31, 2021)	—	—		—		—	—
Subordinate Voting Shares (No par value, unlimited shares authorized, 55,653,855 and 38,563,405 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	—	—		—		—	—
Exchangeable Shares (No par value, unlimited shares authorized, 12,566,550 and 18,256,784 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	—	—		—		—	—
Additional Paid-In Capital	261,527,245	—		—		261,527,245	241,896,900	—		241,896,900
Accumulated Deficit	(96,362,182)	—		3,696,951		(92,665,231)	(60,827,290)	1,065,080		(59,762,210)

Total Shareholders’ Equity Attributable to the Company	165,165,063	—		3,696,951		168,862,014	181,069,610	1,065,080		182,134,690
Non-Controlling Interest	(4,261,516)	—		—		(4,261,516)	(197,774)	—		(197,774)

TOTAL SHAREHOLDERS’ EQUITY	217,437,665	—		3,696,951		221,134,616	180,871,836	1,065,080		181,936,916

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$348,668,399	$—		$1,960,169		$350,628,568	$288,081,269	$(498,128)		$287,583,141

3.CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Continue)

The following tables present the summary impacts of the adjustments on our previously reported consolidated statements of operations for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022				For the Year Ended December 31, 2021
	Previously Reported	Adjustment		As Corrected	Previously Reported	Adjustment		As Corrected
Revenues, Net	$90,891,087	$(6,017,095)	(2)(3)(5)	$84,873,992	$69,446,852	$(6,254,346)	(2)(3)	$63,192,506
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)	69,352,692	(5,190,673)	(2)(3)(4)(5)	64,162,019	53,427,461	(6,034,062)	(2)(3)	47,393,399

Gross Profit	21,538,395	(826,422)		20,711,973	16,019,391	(220,284)		15,799,107

Operating Expenses:
General and Administrative	45,756,572	(182,207)	(4)	45,574,365	33,780,783	—		33,780,783
Sales and Marketing	3,427,338	—		3,427,338	3,530,529	—		3,530,529
Professional Fees	9,951,482	—		9,951,482	9,078,289	—		9,078,289
Depreciation and Amortization	12,301,466	—		12,301,466	4,767,396	—		4,767,396
Impairment Expense - Investments	—	—		—	817,875	—		817,875
Impairment Expense - Goodwill	—	5,850,772	(4)	5,850,772	—	—		—

Total Operating Expenses	71,436,858	5,668,565		77,105,423	51,974,872	—		51,974,872

Loss from Operations	(49,898,463)	(6,494,987)		(56,393,450)	(35,955,481)	(220,284)		(36,175,765)

Other Expense (Income):
Interest Expense	7,608,490	—		7,608,490	2,736,875	—		2,736,875
Interest Income	(56,468)	—		(56,468)	(64,837)	—		(64,837)
Loss on Equity Method Investments	2,006,639	—		2,006,639	1,089,047	—		1,089,047
Loss (Gain) on Change in Fair Value of Derivative Liabilities	29,863	—		29,863	(825,000)	—		(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	(28,868,949)	—		(28,868,949)	(4,031,634)	—		(4,031,634)
Loss on Disposition of Subsidiary	—	—		—	6,090,337	—		6,090,337
Loss on Extinguishment of Debt	489,647	—		489,647	—	—		—
Other (Income) Expense, Net	(252,822)	—		(252,822)	117,216	—		117,216

Total Other (Income) Expense, Net	(19,043,600)	—		(19,043,600)	5,112,004	—		5,112,004

Loss from Operations Before Provision for Income Tax Expense	(30,854,863)	(6,494,987)		(37,349,850)	(41,067,485)	(220,284)		(41,287,769)
Provision for Income Tax Expense	4,741,704	(9,126,858)	(6)	(4,385,154)	3,298,101	(1,285,364)	(6)	2,012,737

Net Loss	(35,596,567)	2,631,871		(32,964,696)	(44,365,586)	1,065,080		(43,300,506)

Net Loss Attributable to Non-Controlling Interest	(61,675)	—		(61,675)	(197,774)	—		(197,774)

Net Loss Attributable to the Company	$(35,534,892)	$2,631,871		$(32,903,021)	$(44,167,812)	$1,065,080		$(43,102,732)

Loss Per Share - Basic and Diluted	$(0.87)			$(0.83)	$(1.14)			$(1.11)

Weighted-Average Shares Outstanding - Basic and Diluted	64,182,436			64,182,436	40,280,639			40,280,639

3.CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Continue)

The following tables present the summary impacts of the adjustments on our previously reported consolidated statements of cash flows for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022						For the Year Ended December 31, 2021
	Previously Reported	Reclassifications		Adjustment		As Corrected	Previously Reported	Reclassifications		Adjustment		As Corrected
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$(35,596,567)	$—		$2,631,871		$(32,964,696)	$(44,365,586)	$—		$1,065,080		$(43,300,506)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Benefit)	(2,620,697)	—		(8,917,398)	(6)	(11,538,095)	(89,768)	—		(55,525)	(6)	(145,293)
Bad Debt Expense	969,501	—		(182,202)	(4)	787,299	3,286,494	—		—		3,286,494
Interest Capitalized to Notes Payable	—	—		—		—	1,427,522	—		—		1,427,522
Interest Income Capitalized to Principal Balance	—	—		—		—	(64,085)	—		—		(64,085)
Depreciation and Amortization	12,301,466	—		—		12,301,466	4,767,396	—		—		4,767,396
Loss on Equity Method Investments	2,006,639	—		—		2,006,639	1,089,047	—		—		1,089,047
Impairment Expense - Investments	—	—		—		—	817,875	—		—		817,875
Impairment Expense - Goodwill	—	—		5,850,772	(4)	5,850,772	—	—		—		—
Loss on Disposition of Subsidiary	—	—		—		—	6,090,337	—		—		6,090,337
Loss on Extinguishment of Debt	489,647	—		—		489,647	—	—		—		—
Non-Cash Operating Lease Costs	32,657	812,338	(1)	—		844,995	18,523	712,358	(1)	—		730,881
Accretion of Debt Discount and Loan Origination Fees	1,521,638	—		—		1,521,638	953,549	—		—		953,549
(Gain) Loss on Change in Fair Value of Derivative Liabilities	29,863	—		—		29,863	(825,000)	—		—		(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	(28,868,949)	—		—		(28,868,949)	(4,031,634)	—		—		(4,031,634)
Share-Based Compensation	12,755,681	—		—		12,755,681	8,709,913	—		—		8,709,913
Changes in Operating Assets and Liabilities:	—	—
Accounts Receivable	(2,013,793)	—		434,801	(2)(4)	(1,578,992)	2,182,335	—		429,397	(2)	2,611,732
Prepaid Expenses and Other Current Assets	(2,157,037)	590,983	(1)	—		(1,566,054)	(2,915,401)	—		—		(2,915,401)
Inventory	(1,536,213)	450,682	(1)	411,256	(2)(4)(5)	(674,275)	612,989	—		68,731	(2)	681,720
Other Assets	(1,243,174)	(1,041,665)	(1)	(2)		(2,284,841)	(1,881,146)	—		—		(1,881,146)
Accounts Payable and Accrued Liabilities	559,501	20,215	(1)	(106,643)	(2)	473,073	3,242,190	—		(277,845)	(2)	2,964,345
Interest Payments on Finance Leases	(14,577)	—		—		(14,577)	—	—		—		—
Income Taxes Payable	712,507	—		1,281,036	(6)	1,993,543	89,514	—		(1,229,839)	(6)	(1,140,325)
Operating Lease Liabilities	—	(812,338)	(1)	—		(812,338)	—	(712,358)	(1)	—		(712,358)
Other Non-Current Liabilities	1,867,139	—		(1,403,491)	(6)	463,648	599,687	—		1		599,688

NET CASH USED IN OPERATING ACTIVITIES	(40,804,768)	20,215		—		(40,784,553)	(20,285,249)	—		—		(20,285,249)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(27,765,732)	—		—		(27,765,732)	(108,495,825)	—		—		(108,495,825)
Issuance of Note Receivable	(6,717,100)	—		—		(6,717,100)	(2,274,167)	—		—		(2,274,167)
Contributions to Equity Method Investments	(513,343)	—		—		(513,343)	(787,502)	—		—		(787,502)
Distributions Received from Equity Method Investments	3,001,871	—		—		3,001,871	340,780	—		—		340,780
Cash Acquired in Business Acquisition, Net of Cash Paid	2,793,631	—		—		2,793,631	(284,028)	—		—		(284,028)

NET CASH USED IN INVESTING ACTIVITIES	(29,200,673)	—		—		(29,200,673)	(111,500,742)	—		—		(111,500,742)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties	9,421,000	—		—		9,421,000	58,209,714	—		—		58,209,714
Proceeds from the Issuance of Preferred Shares	31,957,950	—		—		31,957,950	—	—		—		—
Payment on Finance Lease	—	(20,215)	(1)	—		(20,215)	—	—		—		—
Redemption of Preferred Shares	(772,718)	—		—		(772,718)	—	—		—		—
Payments on Notes Payable, Third Parties and Related Parties	(9,887,672)	—		—		(9,887,672)	(954,092)	—		—		(954,092)
Cash Received Upon Issuance of Equity	303,694	—		—		303,694	125,859,372	—		—		125,859,372
Contributions	3,060,000	—		—		3,060,000	—	—		—		—
Distributions to Preferred Shareholders	(4,000,142)	—		—		(4,000,142)	(1,797,423)	—		—		(1,797,423)

NET CASH PROVIDED BY FINANCING ACTIVITIES	30,082,112	(20,215)		—		30,061,897	181,317,571	—		—		181,317,571

NET (DECREASE) INCREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(39,923,329)	—		—		(39,923,329)	49,531,580	—		—		49,531,580
Cash, Restricted Cash and Cash Equivalents, Beginning of Year	54,066,831	—		—		54,066,831	4,535,251	—		—		4,535,251

CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR	$14,143,502	$—		$—		$14,143,502	$54,066,831	$—		$—		$54,066,831